Leases - (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Disclosure of quantitative information about right-of-use assets [text block]
On adoption of IFRS 16, the Group recognized additional
right-of-use
assets and additional lease liabilities as below:

( In millions of won )
	January 1, 2019
Right-of-use assets presented in property, plant and equipment	~~W~~	142,040
Prepaid expenses		(61,570)
Lease receivable		34,649
Lease liabilities		115,119

Disclosure of lease related income and expenses
(ii)	Amounts recognized in profit or loss other than right-of-use assets

(In millions of won)
	December 31, 2019
Interest on lease liabilities	~~W~~	(4,085)
Income from sub-leasing right-of-use assets presented in ‘other revenue’		1,079
Expenses relating to short-term leases		(1,783)
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets		(1,188)

Schedule of lease liabilities
(iii)	Lease liabilities

(In millions of won)
	December 31, 2019
Balance at January 1, 2019	~~W~~	115,119
Additions		33,878
Interest expense		4,085
Repayment of liabilities		(64,570)
Balance at December 31, 2019		88,512

Schedule Of Maturity Analysis Of Leases Receivable
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date. Under IAS 17, the Group did not have any finance leases as a lessor.

(In millions of won)
	December 31, 2019
6 months or less	~~W~~	3,282
6-12 months		3,282
1-2 years		6,563
2-5 years		16,956
Total undiscounted lease receivable		30,083
Unearned finance income		(2,289)
Net Investment in the lease		27,794

Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disclosure of quantitative information about right-of-use assets [text block]
Right-of-use
assets are presented as property, plant and equipment (See note 9(a)).

(In millions of won)
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2019	~~W~~	75,777	53,960	1,111	10,800	392	142,040
Addition		19,743	1,890	2,882	4,971	247	29,733
Depreciation		(39,376)	(2,272)	(1,305)	(7,760)	(350)	(51,063)
Derecognition of right-of-use assets		(3,056)	—	(538)	—	—	(3,594)
Impairment		(248)	(3,833)	(20)	(193)	(8)	(4,302)
Gain or loss on foreign currency translation		373	9	17	30	7	436

Balance at December 31, 2019	~~W~~	53,213	49,754	2,147	7,848	288	113,250